Report of the directors financial review risk report - The consensus Upside scenario (Details) - Consensus Upside scenario allowance for ECL	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
UK | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	11.40%	11.00%
UK | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, min)	3.50%	3.20%
House price index (%, start-to-peak)	17.50%	20.00%
Inflation rate (YoY % change, min)	1.90%	3.50%
Central bank policy rate (%, min)	3.80%	3.90%
US | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	15.30%	15.20%
US | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, min)	3.60%	3.50%
House price index (%, start-to-peak)	23.30%	23.20%
Inflation rate (YoY % change, min)	1.00%	3.60%
Central bank policy rate (%, min)	3.60%	3.90%
Hong Kong | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	19.30%	20.70%
Hong Kong | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, min)	2.80%	2.80%
House price index (%, start-to-peak)	30.40%	19.40%
Inflation rate (YoY % change, min)	0.40%	2.90%
Central bank policy rate (%, min)	3.90%	4.20%
Chinese mainland | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	29.60%	28.60%
Chinese mainland | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, min)	4.70%	4.70%
House price index (%, start-to-peak)	12.50%	14.90%
Inflation rate (YoY % change, min)	0.00%	1.50%
Central bank policy rate (%, min)	2.90%	3.40%
France | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	8.10%	8.50%
France | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, min)	6.90%	6.60%
House price index (%, start-to-peak)	19.50%	22.60%
Inflation rate (YoY % change, min)	0.60%	2.40%
Central bank policy rate (%, min)	2.30%	2.50%
UAE | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	40.40%	29.00%
UAE | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, min)	1.80%	2.00%
House price index (%, start-to-peak)	18.30%	22.20%
Inflation rate (YoY % change, min)	1.40%	3.10%
Central bank policy rate (%, min)	3.60%	3.90%
Mexico | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	16.60%	16.90%
Mexico | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, min)	2.50%	2.80%
House price index (%, start-to-peak)	29.30%	29.50%
Inflation rate (YoY % change, min)	2.40%	4.20%
Central bank policy rate (%, min)	5.70%	8.10%